UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22547

                                         Bennett Group Master Funds

(Exact name of registrant as specified in charter)

1400 K Street, N.W., Suite 501

                                                 Washington, DC 20005

(Address of principal executive offices) (Zip code)

Dawn J. Bennett

1400 K Street, N.W., Suite 501

                                     Washington, DC 20005

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866)-286-2268

Date of fiscal year end:     April 30

Date of reporting period:     July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BENNETT CONSERVATIVE SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 61.0%
Asset Allocation Fund — 25.1%
CurrencyShares Swiss Franc Trust*	62	$7,799

Total Asset Allocation Fund		7,799

Commodity Funds — 34.4%
ETFS Palladium Trust*	8	655
ETFS Platinum Trust*	3	528
PowerShares DB Base Metal Fund*	25	627
ProShares Ultra Gold*	57	5,127
ProShares Ultra Silver*	15	3,192
United States 12 Month Oil Fund LP*	13	569

Total Commodity Funds		10,698

Equity Funds — 1.5%
iShares MSCI All Peru Capped Index Fund	8	343
Market Vectors Vietnam ETF	7	137

Total Equity Funds		480

TOTAL EXCHANGE TRADED FUNDS		18,977

SHORT-TERM INVESTMENTS — 65.4%
Money Market Fund — 65.4%
Dreyfus Treasury Prime Cash Management	20,327	20,327

TOTAL SHORT-TERM INVESTMENTS		20,327

TOTAL INVESTMENTS — 126.4% (Cost $38,350)		39,304
Liabilities in Excess of Other Assets - (26.4)%		(8,217)

NET ASSETS - 100.0%		$31,087

*   Non-Income Producing

BENNETT CONSERVATIVE SERIES

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds
Asset Allocation Fund	$7,799	$—	$—	$7,799
Commodity Funds	10,698	—	—	10,698
Equity Funds	480	—	—	480
Short-Term Investments
Money Market Fund	20,327	—	—	20,327

TOTAL	$39,304	$—	$—	$39,304

See accompanying Notes to Consolidated Schedules of Investments.

BENNETT MODERATE SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 60.6%
Asset Allocation Fund — 24.3%
CurrencyShares Swiss Franc Trust*	60	$7,547

Total Asset Allocation Fund		7,547

Commodity Funds — 34.4%
ETFS Palladium Trust*	8	655
ETFS Platinum Trust*	3	528
PowerShares DB Base Metal Fund*	25	627
ProShares Ultra Gold*	57	5,127
ProShares Ultra Silver*	15	3,192
United States 12 Month Oil Fund LP*	13	569

Total Commodity Funds		10,698

Equity Funds — 1.9%
iShares MSCI All Peru Capped Index Fund	8	343
Market Vectors Vietnam ETF	12	234

Total Equity Funds		577

TOTAL EXCHANGE TRADED FUNDS		18,822

SHORT-TERM INVESTMENTS — 65.9%
Money Market Fund — 65.9%
Dreyfus Treasury Prime Cash Management	20,457	20,457

TOTAL SHORT-TERM INVESTMENTS		20,457

TOTAL INVESTMENTS — 126.5% (Cost $38,359)		39,279
Liabilities in Excess of Other Assets - (26.5)%		(8,222)

NET ASSETS - 100.0%		$31,057

*   Non-Income Producing

BENNETT MODERATE SERIES

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds
Asset Allocation Fund	$7,547	$—	$—	$7,547
Commodity Funds	10,698	—	—	10,698
Equity Funds	577	—	—	577
Short-Term Investments
Money Market Fund	20,457	—	—	20,457

TOTAL	$39,279	$—	$—	$39,279

See accompanying Notes to Consolidated Schedules of Investments.

BENNETT GROWTH SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 60.9%
Asset Allocation Fund — 23.9%
CurrencyShares Swiss Franc Trust*	59	$7,421

Total Asset Allocation Fund		7,421

Commodity Funds — 34.5%
ETFS Palladium Trust*	8	655
ETFS Platinum Trust*	3	528
PowerShares DB Base Metal Fund*	25	627
ProShares Ultra Gold*	57	5,127
ProShares Ultra Silver*	15	3,192
United States 12 Month Oil Fund LP*	13	568

Total Commodity Funds		10,697

Equity Funds — 2.5%
iShares MSCI All Peru Capped Index Fund	10	429
Market Vectors Vietnam ETF	18	352

Total Equity Funds		781

TOTAL EXCHANGE TRADED FUNDS		18,899

SHORT-TERM INVESTMENTS — 65.6%
Money Market Fund — 65.6%
Dreyfus Treasury Prime Cash Management	20,353	20,353

TOTAL SHORT-TERM INVESTMENTS		20,353

TOTAL INVESTMENTS — 126.5% (Cost $38,348)		39,252
Liabilities in Excess of Other Assets - (26.5)%		(8,218)

NET ASSETS - 100.0%		$31,034

*   Non-Income Producing

BENNETT GROWTH SERIES

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds
Asset Allocation Fund	$7,421	$—	$—	$7,421
Commodity Funds	10,697	—	—	10,697
Equity Funds	781	—	—	781
Short-Term Investments
Money Market Fund	20,353	—	—	20,353

TOTAL	$39,252	$—	$—	$39,252

See accompanying Notes to Consolidated Schedules of Investments.

BENNETT AGGRESSIVE GROWTH SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 61.1%
Asset Allocation Fund — 23.5%
CurrencyShares Swiss Franc Trust*	58	$7,296

Total Asset Allocation Fund		7,296

Commodity Funds — 34.5%
ETFS Palladium Trust*	8	655
ETFS Platinum Trust*	3	528
PowerShares DB Base Metal Fund*	25	627
ProShares Ultra Gold*	57	5,127
ProShares Ultra Silver*	15	3,192
United States 12 Month Oil Fund LP*	13	569

Total Commodity Funds		10,698

Equity Funds — 3.1%
iShares MSCI All Peru Capped Index Fund	12	515
Market Vectors Vietnam ETF	23	449

Total Equity Funds		964

TOTAL EXCHANGE TRADED FUNDS		18,958

SHORT-TERM INVESTMENTS — 65.4%
Money Market Fund — 65.4%
Dreyfus Treasury Prime Cash Management	20,289	20,289

TOTAL SHORT-TERM INVESTMENTS		20,289

TOTAL INVESTMENTS — 126.5% (Cost $38,360)		39,247
Liabilities in Excess of Other Assets - (26.5)%		(8,225)

NET ASSETS - 100.0%		$31,022

*   Non-Income Producing

BENNETT AGGRESSIVE GROWTH SERIES

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds
Asset Allocation Fund	$7,296	$—	$—	$7,296
Commodity Funds	10,698	—	—	10,698
Equity Funds	964	—	—	964
Short-Term Investments
Money Market Fund	20,289	—	—	20,289

TOTAL	$39,247	$—	$—	$39,247

See accompanying Notes to Consolidated Schedules of Investments.

BENNETT GROUP MASTER FUNDS

NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS

(Unaudited)

A. Organization:

The Bennett Conservative Series, Bennett Moderate Series, the Bennett Growth Series and the Bennett Aggressive Growth Series (the “Series”) each are a series of the Bennett Group Master Funds (the “Trust”). The Trust is an open-end investment management company established under Delaware law as a statutory trust on September 15, 2010 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Agreement and Declaration of Trust permits Trust to offer separate series (“funds”) of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each Series’ portfolio of assets is “non-diversified” as defined by the 1940 Act.

The Series are separate mutual funds, and each share of each fund represents an equal proportionate interest in the fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses for existing shareholders, proxy solicitation materials and reports to shareholders, costs of custodial services charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of their relative net assets.

The Bennett Conservative Series, Bennett Moderate Series, Bennett Growth Series and Bennett Aggressive Growth Series wholly owns and controls the Bennett Conservative Cayman Series, Bennett Moderate Cayman Series, Bennett Growth Cayman Series, and Bennett Aggressive Growth Cayman Series, (the “Subsidiary” or “Subsidiaries”), respectively, companies organized under the laws of the Cayman Islands. The Subsidiaries are not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Basis for Consolidation:

The Subsidiaries commenced operations on June 1, 2011. The Series commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Series will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. Each Subsidiary participates in the same investment goal as the Series. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Series) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Series. The portion of the Series’ or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of each Series’ investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Series is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Series and are subject to the same risks that apply to similar investments if held directly by the Series.

As of July 31, 2011, the Bennett Conservative Series held $5,756 in the Bennett Conservative Cayman Series, representing 18.5% of the Bennett Conservative Series’ total net assets. As of July 31, 2011, the Bennett Moderate Series held $5,750 in the Bennett Moderate Cayman Series, representing 18.5% of the Bennett Moderate Series’ total net assets. As of July 31, 2011, the Bennett Growth Series held $5,754 in the Bennett Growth Cayman Series, representing 18.5% of the Bennett Growth Series’ total net assets. As of July 31, 2011, the Bennett

Aggressive Growth Series held $5,748 in the Bennett Aggressive Growth Cayman Series, representing 18.5% of the Bennett Aggressive Growth Series’ total net assets.

The accompanying consolidated schedules of investments include all assets, liabilities, revenues and expenses of the Series and its wholly-owned Subsidiary.

C. Significant Accounting Policies:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates and those differences could be material.

Security Valuation: In calculating net asset value (“NAV”), each Series generally values its investment portfolio at market price. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Series is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees of the Series. The Board has delegated to the Adviser, subject to the Board’s continuing oversight, the implementation of the methods used to fair value a security. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by a Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, which segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

—	Level 1 – quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, which are valued at their closing net asset value each business day.

—	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

—	Level 3 – prices determined using significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period is required. A fair value hierarchy and Level 3 reconciliation have been included in the Schedules of Investments.

Exchange-Traded Funds: The Master Series may invest in exchange-traded funds (“ETFs”). ETFs are exchange-traded interests in an investment fund that may hold a variety of assets such as stocks, bonds or commodities. Most ETF portfolios are designed to replicate or track the composition and/or performance of a particular benchmark or index. The performance of an ETF will not necessarily track the performance of the underlying assets exactly due to transaction and other expenses, including fees payable to service providers, which are borne by the investment fund. Examples of such products include S&P Depositary Receipts (“SPDRs”), including SPDR Gold Shares, World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”), and Optimized Portfolios As Listed Securities (“OPALS”). Investments in ETFs involve the same risks associated with a direct investment in the underlying assets. There can be no assurance that the trading price of ETFs will equal the underlying value of the basket of assets held by the investment fund. ETFs are subject to the following risks that do not apply to other funds: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Investments in ETFs may constitute investments in other investment companies and, therefore, the Funds, the Master Series and Underlying Funds may be subject to the same investment restrictions with respect to ETFs as with other investment companies.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Bennett Group Master Funds

By (Signature and Title)*        /s/ Dawn J. Bennett

                                                 Dawn J. Bennett, President

                                                 (principal executive officer)

Date September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Dawn J. Bennett

                                                 Dawn J. Bennett, President

                                                 (principal executive officer)

Date September 21, 2011

By (Signature and Title)*        /s/ Stuart W. Rogers

                                                  Stuart W. Rogers, Treasurer and Secretary

                                                 (principal financial officer)

Date September 21, 2011

* Print the name and title of each signing officer under his or her signature.